Disposal of Subsidiaries - Summary of Gain on Disposal of Subsidiaries (Detail) - TWD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2017
Disclosure of gain from disposals of subsidiaries [line items]
Total consideration		$ (7,046,464)
KSDY [member]
Disclosure of gain from disposals of subsidiaries [line items]
Total consideration	$ 7,046,464
Net assets disposed of	(1,457,007)
Gain on disposal of KSDY	$ 5,589,457